Group information	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Group information
2.	Group information

2.1.	Subsidiaries

The consolidated financial statements of the Group include the following subsidiaries and structured entities:

	Country of		% Group’s equity interest
Entity name	incorporation	Principal activities	2018	2017
DLP Capital LLC (“DLP Capital”)	USA	Holding company	100.00	100.00
DLP Par Participações S.A. (“DLP Par”)	Brazil	Employee trust	100.00	24.70
MPB Capital LLC (“MPB Capital”)	USA	Investment company	100.00	100.00
StoneCo Brasil Participações S.A. (“StoneCo Brasil”) (*)	Brazil	Holding company	100.00	97.58
Stone Pagamentos S.A. (“Stone”)	Brazil	Merchant acquiring	100.00	97.58
MNLT Soluções de Pagamentos S.A. (“MNLT”)	Brazil	Merchant acquiring	100.00	97.58
Pagar.me Pagamentos S.A. (“Pagar.me”)	Brazil	Merchant acquiring	100.00	97.58
Buy4 Processamento de Pagamentos S.A. (“Buy4”)	Brazil	Processing card transactions	99.99	97.57
Buy4 Sub LLC (“Buy4 LLC”)	USA	Cloud store card transactions	99.99	97.57
Cappta S.A. (“Cappta”)	Brazil	Electronic fund transfer	61.79	51.98
Mundipagg Tecnologia em Pagamento S.A. (“Mundipagg”)	Brazil	Technology services	99.70	97.29
Equals S.A. (“Equals”)	Brazil	Reconciliation services	100.00	29.27
Stone Franchising Ltda. (“Stone Franchising”)	Brazil	Franchising management	99.99	—
TAG Tecnologia para o Sistema Financeiro S.A. (“TAG”)	Brazil	Financial assets register	99.98	—
TAPSO FIDC (“TAPSO”) (Note 3.2)	Brazil	Receivables investment fund	100.00	97.58
FIDC AR1 (Note 3.2 / Note 19(a))	Brazil	Receivables investment fund	100.00	97.58
FIDC AR2 (Note 3.2 / Note 19(a))	Brazil	Receivables investment fund	100.00	97.58

(*)	Formerly known as DLP Brasil Participações S.A.

On February 7, 2018, the Group established Stone Franchising, an unlisted company based in São Paulo, Brazil, to manage activities related to franchises, royalties and rights to use trademarks and image.

On July 17, 2018, the Group established TAG, an unlisted company based in São Paulo, Brazil, with the purpose of managing an electronic platform to register financial assets.

In connection with the consummation of the IPO, the Co-Investment Shares granted to certain employees and represented by common shares in DLP Par, equivalent to 47,996 shares of StoneCo Brasil, were exchanged for Class A common shares through the execution of a contribution agreement entered into between the Company and each holder of awards under such plans, totaling 5,333,202 shares of the Company after the share split described in Note 1 above. This resulted in the increase of Group’s interest in DLP Par, and consequently in StoneCo Brasil, to 100.00%.

2.2.	Associates

On June 21, 2018, the Group acquired a 27.06% interest in Linked Gourmet Soluções para Restaurantes S.A. (“Linked”) for R$ 2,366 fully paid by December 2018. Linked is an unlisted company based in São Paulo, Brazil, that develops software and services for the food service market. The Group also holds an option to acquire an additional interest, exercisable in the period from 2 to 3 years from the date of the initial acquisition, which would allow the Group to obtain control of Linked. Through this acquisition, the Group expects to obtain synergies in servicing its clients.